Notes Payable (Details Narrative) (10-K)																	1 Months Ended								2 Months Ended		3 Months Ended			6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Jun. 26, 2020 shares	Aug. 28, 2019 USD ($) Integer	Aug. 19, 2019 shares	May 08, 2019 USD ($)	Apr. 17, 2019 USD ($)	Apr. 10, 2019 USD ($)	Mar. 06, 2019 USD ($)	Jan. 31, 2019 USD ($) $ / shares shares	Jan. 28, 2019 USD ($)	Jan. 24, 2019 USD ($)	Jan. 14, 2019 USD ($)	Oct. 12, 2018 USD ($)	Oct. 02, 2018 USD ($)	Sep. 20, 2018 USD ($)	Aug. 20, 2018 USD ($)	Aug. 02, 2018 USD ($)	Aug. 10, 2020 shares	Jun. 29, 2020 shares	Dec. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2019 USD ($) $ / shares shares	Jul. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Jul. 16, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jan. 30, 2020 USD ($)	Jan. 07, 2020 $ / shares	Nov. 30, 2019 USD ($)	Aug. 29, 2019 USD ($)	Jul. 03, 2019	Jun. 18, 2018 USD ($)
Notes payable liabilities assumed																																									$ 3,503,552
Payment of notes payable																																$ 2,956,366	$ 9,584,459	$ 10,485,502	$ 2,877,355
Warrant exercise price | $ / shares																																					$ 0.40
Proceeds from promissory notes																																4,479,662	7,791,020	9,280,655	2,409,898
Payments of principal and interest																																		501,041
Origination fees																																	601,121	601,121
Unamortized debt discount																							$ 6,383			$ 6,383			$ 6,383	$ 6,383	$ 6,383				6,383	$ 1,287,473
Number of share issued for common stock | shares	4,000,000,000		100,000														85,710,419	70,203,889
Amortization of debt discounts																																$ 4,664,605	3,991,061	4,536,366	1,466,847
Warrants One [Member]
Warrant exercise price | $ / shares																																					$ 0.40
Secured Merchant Loans [Member]
Notes payable liabilities assumed																			$ 944,281															944,281
Payment of notes payable																														786,330				86,259
Notes payable														$ 521,250
Notes payable, related parties																			98,592				157,951			157,951			157,951	157,951	157,951			98,592	157,951
Proceeds from promissory notes														375,000
Debt original issue discount														146,250
Payments of principal and interest														$ 3,724
Promissory Notes [Member]
Payment of notes payable																											$ 58,135
Notes payable																																						$ 460,510
Debt instrument interest rate																																								20.00%
Unamortized debt discount																			0															0
Promissory Notes [Member] | Individuals [Member]
Notes payable								$ 26,900
Debt instrument interest rate								15.00%
Convertible debt								$ 77,090
Warrant issued | shares								1,000
Number of warrants to purchase shares of common stock | shares								1,000
Warrant exercise price | $ / shares								$ 1.00
Warrant term								5 years
Promissory Notes [Member] | Individual [Member]
Notes payable																								$ 110,000
Proceeds from promissory notes																								10,000
Debt original issue discount																								$ 10,000
One Secured Merchant Loan [Member]
Payment of notes payable		$ 184,750																																2,511,456
Notes payable					$ 650,000						$ 764,500								176,339				190,125			190,125			190,125	190,125	190,125			176,339	190,125
Debt instrument interest rate		15.00%
Proceeds from promissory notes					500,000						316,637
Debt original issue discount					150,000
Payments of principal and interest											6,371
Repayment of principal amount											223,329
Origination fees											10,034
Unamortized debt discount											$ 214,500								0				74,169			74,169			74,169	74,169	74,169			0	74,169
Debt due date, description		Pursuant to the new Note, the Company shall pay the lender in twelve monthly installments of $17,705 beginning on November 25, 2019 to the maturity date of November 25, 2020.
Number of installments | Integer		12
One Secured Merchant Loan [Member] | June 2019 to August 2019 [Member]
Payments of principal and interest					$ 216,667
Second Secured Merchant Loan [Member]
Notes payable										$ 417,000									0															0
Proceeds from promissory notes										292,002
Payments of principal and interest										3,972
Origination fees										7,998
Unamortized debt discount										$ 117,000
Third Secured Merchant Loan [Member]
Notes payable				$ 1,242,000					$ 759,000
Proceeds from promissory notes				528,039					315,097
Debt original issue discount				342,000
Payments of principal and interest				10,265					4,897
Repayment of principal amount				362,961					209,153
Origination fees				$ 9,000					25,750
Unamortized debt discount									$ 209,000
Secured Merchant Loan [Member]
Notes payable												$ 420,000	$ 209,850
Proceeds from promissory notes												254,552	137,962
Debt original issue discount												123,314	59,850
Payments of principal and interest												3,000	1,749
Repayment of principal amount												31,634
Origination fees												$ 10,500	12,038
Unamortized debt discount																			762,122				86,248			86,248			86,248	86,248	86,248			762,122	86,248
Notes and loans payable																			0				171,752			171,752			171,752	171,752	171,752			0	171,752
Debt principal balance																			1,819,196															1,819,196
Secured Merchant Loan One [Member]
Payment of notes payable																													169,653					180,097
Notes payable													139,900
Proceeds from promissory notes													92,000
Debt original issue discount													39,900
Payments of principal and interest													1,166
Origination fees													$ 8,000
Unamortized debt discount																			0				51,371			51,371			51,371	51,371	51,371			0	51,371
Notes and loans payable																			0				128,726			128,726			128,726	128,726	128,726			0	128,726
Fourth Secured Merchant Loan [Member]
Notes payable							$ 1,199,200
Proceeds from promissory notes							652,387
Debt original issue discount							399,200
Payments of principal and interest							11,993
Repayment of principal amount						$ 703,899	69,327
Origination fees							$ 78,286
Several Secured Merchant Loan [Member]
Payment of notes payable																																		1,854,642
Notes payable																			2,283,540						$ 2,099,500									2,283,540
Notes payable, related parties																			244,858															244,858					$ 261,630
Proceeds from promissory notes																			1,355,986						1,285,000
Origination fees																			927,554						814,500
Unamortized debt discount																			0															0
Several Secured Merchant Loan [Member] | Noteholders [Member]
Payment of notes payable																									$ 27,498
Two Secured Merchant Loan [Member]
Payment of notes payable																																		764,209
Notes payable																					$ 1,011,825
Notes payable, related parties																			247,616															247,616
Proceeds from promissory notes																					630,000
Debt original issue discount																			24,762															24,762
Payments of principal and interest																					8,000
Origination fees																					381,825
Debt instrument, weekly periodic payments																					$ 28,500
Several Secured Merchant Loan [Member]
Payment of notes payable																																		464,344
Notes payable																			2,283,540															2,283,540
Notes payable, related parties																			1,057,074															1,057,074
Proceeds from promissory notes																			1,355,986
Debt original issue discount																			762,122															762,122
Origination fees																			927,554
Debt principal balance																			1,819,196															1,819,196
Promissory Notes [Member]
Notes payable liabilities assumed																			$ 459,750															$ 459,750
Payment of notes payable																														459,750
Notes payable																							0			0			0	0	0				0
Promissory Notes [Member] | Minimum [Member]
Debt effective interest rates																			7.00%															7.00%
Promissory Notes [Member] | Maximum [Member]
Debt effective interest rates																			10.00%															10.00%
Promissory Notes [Member] | Entities or Individuals [Member]
Notes payable liabilities assumed																			$ 297,005															$ 297,005
Payment of notes payable																														217,005				$ 25,000
Promissory Notes [Member] | Entities or Individuals [Member] | Minimum [Member]
Debt instrument interest rate																			7.00%								7.00%					7.00%		7.00%
Promissory Notes [Member] | Entities or Individuals [Member] | Maximum [Member]
Debt instrument interest rate																			10.00%								10.00%					10.00%		10.00%
Equipment Notes Payable [Member]
Notes payable liabilities assumed																			$ 523,207															$ 523,207
Payment of notes payable																															113,830			138,510
Notes payable																			292,778				135,845			135,845			135,845	135,845	135,845			292,778	135,845
Notes and loans payable																			$ 57,001				488,289			488,289	$ 46,849		488,289	488,289	488,289	$ 46,849		$ 57,001	488,289
Notes payable reduce amount																							56,933			56,933			56,933	56,933	56,933				56,933
Equipment Notes Payable [Member] | Auto Financing Agreement [Member]
Notes payable																							50,000			50,000			50,000	50,000	50,000				50,000
Equipment Notes Payable [Member] | Minimum [Member]
Debt instrument interest rate																			6.00%															6.00%
Equipment Notes Payable [Member] | Maximum [Member]
Debt instrument interest rate																			9.40%															9.40%
New Promissory Notes [Member] | Entities or Individuals [Member]
Payment of notes payable																																		$ 40,000
Notes payable																			$ 40,000				130,000			130,000	40,000		130,000	130,000	130,000	40,000		40,000	130,000
Warrant issued | shares																				12,455
Number of warrants to purchase shares of common stock | shares																				12,455
Warrant exercise price | $ / shares																				$ 2.50
Warrant term																				5 years
Conversion of notes payable																				$ 25,000
Accrued interest payable																				6,137
Senior Secured Demand Promissory Notes [Member]
Payment of notes payable															$ 165,000
Notes payable																$ 165,000							770,000			770,000			770,000	770,000	770,000				770,000
Debt instrument interest rate																10.00%
Proceeds from promissory notes																$ 150,000										699,955
Debt original issue discount																							70,000			70,000			70,000	70,000	70,000				70,000
Payments of principal and interest																							220,000			220,000								$ 437,532
Origination fees																										45
Debt due date, description																																		The Company repaid $437,532 of the Fall 2018 Promissory Notes and interest due of $36,760 was reclassified to principal amount due.
Senior Secured Demand Promissory Notes [Member] | Entities or Individuals [Member]
Notes payable																			149,228				505,945			505,945	0		505,945	505,945	505,945	0		$ 149,228	505,945
Unamortized debt discount																			0				44,055			44,055			44,055	44,055	44,055			0	44,055
Separate Promissory Notes [Member] | Two Individual [Member]
Notes payable																							215,000			215,000			215,000	215,000	215,000				215,000
Proceeds from promissory notes																										200,000
Debt original issue discount																							15,000			15,000			15,000	15,000	15,000				15,000
Separate Promissory Notes [Member] | Several Individuals [Member]
Payment of notes payable																																320,500		1,118,400
Notes payable																			$ 2,517,150								443,000					443,000		$ 2,517,150
Warrant issued | shares																																		58,000
Number of warrants to purchase shares of common stock | shares																			58,000															58,000
Warrant exercise price | $ / shares																			$ 1.00															$ 1.00
Warrant term																			5 years															5 years
Proceeds from promissory notes																																423,000		$ 2,238,900
Debt original issue discount																											20,000					20,000
Unamortized debt discount																			$ 238,250															$ 238,250
Debt due date, description																																		These notes were due between 45 and 273 days from the respective note issuance date.
Debt principal balance																											195,000					195,000
Separate Promissory Notes [Member] | Several Individuals [Member] | Warrants One [Member]
Number of warrants to purchase shares of common stock | shares																			439,623															439,623
Warrant exercise price | $ / shares																			$ 2.50															$ 2.50
Warrant term																			5 years															5 years
Conversion of notes payable																			$ 978,750															$ 978,750
Accrued interest payable																			120,307															120,307
Separate Previous Promissory Notes [Member] | Several Individuals [Member]
Notes payable liabilities assumed																			342,500															342,500
Notes payable																			40,000															40,000
Unamortized debt discount																			0															0
Two Separate Promissory Notes [Member]
Payment of notes payable																																		220,000
Notes payable																			0	220,000		$ 220,000												0
Proceeds from promissory notes																				200,000		200,000
Debt original issue discount																				$ 20,000		$ 20,000
Equipment Notes Payable [Member]
Notes and loans payable																			181,911				161,036			161,036	$ 159,533		161,036	161,036	161,036	159,533		181,911	161,036
Equipment Notes Payable [Member] | Auto Financing Agreement [Member]
Payment of notes payable																																		24,030	1,832
Notes and loans payable																			$ 44,905				$ 162,868			$ 162,868			$ 162,868	$ 162,868	$ 162,868			44,905	162,868
Notes Payable [Member]
Amortization of debt discounts																																$ 605,763	$ 1,880,312	$ 3,351,903	$ 327,588